As filed with the Securities and Exchange Commission on May 8, 2018

Securities Act File No. 33-21722

Investment Company Act File No. 811-5550

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 60	☒

Registration Statement Under The Investment Company Act of 1940	☒
and/or

Amendment No. 57	☒

(Check appropriate box or boxes)

THE ALGER PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:       212-806-8800

Tina Payne, Esq.

Fred Alger Management, Inc.

360 Park Avenue South

New York, NY 10010

(Name and Address of Agent for Service)

copy to:

Gary Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b), or

☐  on April 30, 2018 pursuant to paragraph (b), or

☐  60 days after filing pursuant to paragraph (a)(1), or

☐  on [date] pursuant to paragraph (a)(1); or

☐  75 days after filing pursuant to paragraph (a)(2), or

☐  on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 8th day of May, 2018.

THE ALGER PORTFOLIOS

By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST: /s/ Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Hal Liebes	President	May 8, 2018
Hal Liebes	(Principal Executive Offficer)

/s/ Michael D. Martins	Treasurer	May 8, 2018
Michael D. Martins	(Principal Financial Officer)

*	Trustee	May 8, 2018
Charles F. Baird

*	Trustee	May 8, 2018
Roger P. Cheever

*	Trustee	May 8, 2018
Hilary M. Alger

*	Trustee	May 8, 2018
Nathan E. Saint-Amand

*	Trustee	May 8, 2018
Stephen E. O’Neil

*	Trustee	May 8, 2018
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase